Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 519,965	$ 564,795
Accumulated amortization	414,277	455,394
Amortized cost	105,688	109,401
Acquired other intangible assets		26,012
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	244,352	234,081
Accumulated amortization	$ 191,866	172,649
Expected useful lives, years	11 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 114,696	169,695
Accumulated amortization	$ 89,982	157,179
Expected useful lives, years	12 years
Trademarks And Other
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 160,917	161,019
Accumulated amortization	$ 132,429	$ 125,566
Expected useful lives, years	14 years